Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 12,606,059	$ 14,027,362
Less: allowance for doubtful accounts	(5,744,387)	(1,808,889)
Accounts receivable, net	$ 6,861,672	$ 12,218,473